Interest Income	12 Months Ended
Dec. 31, 2023
Interest Expense [Abstract]
Interest income

6.      Interest income

	For the years ended,
	December 31, 2023	December 31, 2022	December 31, 2021
	$	$	$
Interest on related party loan	6,841	6,821	7,357
Other interest revenue	560,349	217,568	3,622
Consulting and management fee with affiliated companies	567,190	224,389	10,979

Other interest revenue arises from cash in bank deposits with bank interest averaging 0.10 – 5.19% over the period.